OIL AND GAS ASSETS (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Depreciation, Depletion and Amortization			$ 1.6	$ 0.6
Increase in Oil and Gas Property Basin, Percentage			53.00%
Area of Land | a			860
Transfer Of Unevaluated Acreage To Evaluated Properties			$ 0	2,900,000
Brushy Resources, Inc [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Depreciation, Depletion and Amortization	$ 718,000	$ 2,507,000
Proved-developed producing properties	43,710,000			43,912,000	$ 96,691,000
Proved-developed non-producing properties	6,228,000			5,865,000	2,880,000
Proved-undeveloped properties	0			0	13,330,000
Unproved properties	2,420,000			2,389,000	1,996,000
Gross oil and natural gas properties	52,358,000			52,166,000
Less: Accumulated depletion	(35,992,000)			(35,282,000)	(23,131,000)
Total oil and natural gas properties, net of accumulated depletion and impairment	16,366,000			16,883,758	91,766,118
Depletion	710,000	$ 2,495,000
Oil and Gas Property, Successful Effort Method, Accumulated Impairment	$ 55,985,000			$ 55,985,000	$ 3,955,000